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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10455


                          Pioneer Global High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  July 31, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


		   Pioneer Global High Yield Fund
                   Schedule of Investments 7/31/04 (unaudited)
  Principal
   Amount
   USD ($)                                                                                      Value
                   CONVERTIBLE CORPORATE BONDS - 0.9 %
                   Pharmaceuticals & Biotechnology - 0.0 %
                   Biotechnology - 0.0 %
       10,000      Human Genome Sciences, 3.75%, 3/15/07                              $                  9,338
       10,000      Cubist Pharmaceuticals, 5.5%, 11/1/08                                                 9,250
                                                                                      $                 18,588
                   Total Pharmaceuticals & Biotechnology                              $                 18,588
                   Technology Hardware & Equipment - 0.9 %
                   Communications Equipment - 0.9 %
    1,085,000      Nortel Networks, 4.25%, 9/1/08                                     $              1,029,394
                   Total Technology Hardware & Equipment                              $              1,029,394
                   Semiconductors - 0.0 %
                   Semiconductors - 0.0 %
       10,000      Triquint Semiconductor, 4.0%, 3/1/07                               $                  9,537
                   Total Semiconductors                                               $                  9,537
                   Telecommunication Services - 0.0 %
                   Integrated Telecommunication Services - 0.0 %
       22,000      Colt Telecom Group, 2.0%, 8/6/05                                   $                 15,340
                   Total Telecommunication Services                                   $                 15,340
                   TOTAL CONVERTIBLE CORPORATE BONDS
                   (Cost   $1,130,822)                                                $              1,072,859

                   CORPORATE BONDS - 89.0 %
                   Energy - 8.3 %
                   Oil & Gas Drilling - 0.4 %
       60,000      Baytex Energy, 9.625%, 7/15/10 (144A)                              $                 63,000
      325,000      Parker Drilling Co., 9.625%, 10/01/13                                               341,250
                                                                                      $                404,250
                   Oil & Gas Equipment And Services - 1.3 %
    1,500,000      Seabulk International, Inc., 9.5%, 8/15/13                         $              1,552,500
                   Oil & Gas Exploration & Production - 6.6 %
       15,000      Energy Partners Ltd., 8.75%, 8/1/10                                $                 15,900
    1,800,000      Baytex Energy Ltd., 9.625%, 7/15/10                                               1,890,000
    1,000,000      Petro Stopping, 9.0%, 2/15/2012                                                   1,015,000
    1,300,000      Paramount Resources Ltd. 8.875%, 7/15/2014                                        1,290,250
    2,900,000      Gaz Capital SA, 8.625%, 4/28/34 (144A)                                            2,863,750
      500,000      Paramount Resources Ltd., 7.875%, 11/1/10                                           482,500
                                                                                      $              7,557,400
                   Total Energy                                                       $              9,514,150
                   Materials - 15.6 %
                   Commodity Chemicals - 0.4 %
      515,000      Arco Chemical Co., 9.8%, 2/1/20                                    $                512,425
                   Construction Materials - 5.3 %
   36,178,200      Kvaerner A.S., 0.0%, 10/30/11                                      $              3,247,502
    2,975,000      Ship Finance International Ltd, 8.5%, 12/15/13 (144A)                             2,856,000
                                                                                      $              6,103,502
                   Diversified Chemical - 1.1 %
    1,075,000      Huntsman ICI Chemicals LLC, 10.125%, 7/1/09                        $              1,285,315
       20,000      Huntsman ICI Chemicals LLC, 10.125%, 7/1/09                                          23,913
                                                                                      $              1,309,228
                   Diversified Metals & Mining - 1.2 %
       25,000      Freeport-McMoran Copper & Gold, 10.125%, 2/1/10                    $                 27,750
      900,000      Freeport-McMoran Copper & Gold, 6.875%, 2/1/09                                      828,000
      600,000      Vale Overseas Ltd., 8.25%, 1/17/34                                                  552,000
                                                                                      $              1,407,750
                   Metal & Glass Containers - 1.7 %
       10,000      Crown Holdings, 10.25%, 3/1/11                                     $                 13,458
    2,000,000      Vitro Envases Norteamerica, 10.75%, 7/23/2011  (144A)                             1,900,000
                                                                                      $              1,913,458
                   Paper Products - 0.0 %
       10,000      Corp Durango SA de CV, 13.125%, 8/1/06                             $                  5,325
                   Specialty Chemicals - 3.1 %
    1,650,000      OM Group, Inc., 9.25%, 12/15/11                                    $              1,687,125
      350,000      Rhodia Sa Regs, 9.25%, 06/01/11                                                     359,594
    1,445,000      Rhodia SA, 9.25%, 6/1/11 (144A)                                                   1,484,609
                                                                                      $              3,531,328
                   Steel - 2.8 %
      350,000      Ispat Inland ULC, 9.75%, 4/1/14 (144A)                             $                361,375
    2,950,000      CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)                                    2,817,250
                                                                                      $              3,178,625
                   Total Materials                                                    $             17,961,641
                   Capital Goods - 4.8 %
                   Building Products - 0.1 %
      150,000      US Concrete, Inc., 8.375%, 4/1/14 (144A)                           $                151,500
                   Construction, Farm Machinery & Heavy Trucks - 1.0 %
       20,000      Hines Nurseries, Inc., 10.25%, 10/01/11                            $                 21,600
    1,100,000      Amer Rock Salt Co., LLC, 9.5%, 3/15/14 (144A)                                     1,135,750
                                                                                      $              1,157,350
                   Construction & Engineering - 1.0 %
    1,115,000      North American Energy Partners , 8.75%, 12/1/11 (144A)             $              1,098,275
                   Heavy Electrical Equipment - 1.4 %
    1,748,017      Ormat Funding Corp., 8.25%, 12/30/20                               $              1,660,616
                   Industrial Machinery - 1.3 %
    1,500,000      Sun Sage BV, 8.25%, 3/26/09 (144A)                                 $              1,466,250
                   Total Capital Goods                                                $              5,533,991
                   Commercial Services & Supplies - 2.3 %
                   Commercial Printing - 0.5 %
      600,000      Sheridan Group, 10.25%, 8/15/11 (144A)                             $                636,750
                   Diversified Commercial Services - 1.3 %
    1,500,000      Cornell Co's, Inc., 10.75%, 7/1/12    (144A)                       $              1,485,000
                   Environmental Services - 2.1 %
      500,000      GEO Sub Corp., 11.0%, 5/15/12  (144A)                              $                502,500
    1,800,000      Clean Harbors, Inc., 11.25%, 7/15/12 (144A)                                       1,854,000
       20,000      IESI Corp., 10.25%, 6/15/12                                                          21,600
                                                                                      $              2,378,100
                   Total Commercial Services & Supplies                               $              4,499,850
                   Transportation - 6.7 %
                   Airlines - 4.8 %
    2,005,000      Continental Air Inc., 7.568%, 12/1/06                              $              1,525,218
    2,158,000      AMR Corp., 9.0%, 9/15/16                                                          1,510,600
    1,200,000      AMR Corp., 10.20% 03/15/20                                                          822,000
       75,000      AMR Corp., 9.8%, 10/1/21                                                             48,000
      310,000      AMR Corp., 9.0%, 8/1/12 (a)                                                         224,750
    1,000,000      Northwest Airlines, Inc., 10.0%, 2/1/09                                             690,000
      500,000      Northwest Airlines, Inc., 8.7%, 3/15/07                                             355,000
      250,000      Northwest Airlines, Inc., 7.875%, 3/15/08 (a)                                       167,500
      260,000      Northwest Airlines, Inc., 8.875%, 6/1/06  (a)                                       210,600
                                                                                      $              5,553,668
                   Marine - 0.2 %
      250,000      Horizon Lines LLC, 9.0%, 11/1/12  (144A)                           $                259,375
                   Railroads - 1.7 %
        2,000      Atlantic Express Transport, 12.0%, 4/15/08                         $              1,955,000
                   Total Transportation                                               $              7,768,043
                   Consumer Durables & Apparel - 2.6 %
                   Apparel, Accessories & Luxury Goods - 0.8 %
    1,500,000      Jostens, Inc., 0.0%, 12/1/13                                       $                990,000
                   Textiles - 1.8 %
    2,000,000      Invista, 9.25%, 5/1/12 (144A)                                      $              2,047,500
                   Total Consumer Durables & Apparel                                  $              3,037,500
                   Hotels, Restaurants & Leisure - 1.1 %
                   Casinos & Gaming - 1.1 %
      500,000      OED Corp., 8.75%, 4/15/12 (144A)                                   $                488,750
      765,000      Pinnacle Entertainment, 8.75%, 10/1/13                                              761,175
                                                                                      $              1,249,925
                   Total Hotels, Restaurants & Leisure                                $              1,249,925
                   Media - 2.9 %
                   Broadcasting & Cable TV - 2.5 %
    1,000,000      Telenet Communication NV, 9.0%, 12/15/13 (144A)                    $              1,207,658
      610,000      Kabel Deutschland GMBH, 10.625%, 7/1/14                                             625,250
      100,000      Atlantic Broadband Finance LLC, 9.375%, 1/15/14                                      91,500
      750,000      Kabel Deutschland 10.75%, 7/1/14 (144A)                                             914,756
                                                                                      $              2,839,164
                   Movies & Entertainment - 0.4 %
      500,000      Carmike Cinemas, 7.50%, 2/15/14                                    $                473,750
       20,000      River Rock Entertainment 9.75%, 11/1/11                                              21,800
                                                                                      $                495,550
                   Total Media                                                        $              3,334,714
                   Retailing - 0.5 %
                   Department Stores - 0.0 %
       17,000      J.C. Penney Co., Inc., 8.25%, 8/15/22                              $                 17,383
                   Specialty Stores - 0.5 %
      590,000      Asbury Automotive Group, 8.0%, 3/15/14                             $                554,600
                   Total Retailing                                                    $                571,983
                   Food & Drug Retailing - 3.8 %
                   Drug Retail - 0.9 %
    1,000,000      Duane Reade, Inc., 9.75%, 8/1/11 (144A)                            $                997,500
                   Food Distributors - 2.9 %
    1,170,000      Wornick Co., 10.875%, 7/15/11                                      $              1,216,800
    2,250,000      Doane Pet Care Co., 9.75%, 5/15/07                                                2,115,000
                                                                                      $              3,331,800
                   Total Food & Drug Retailing                                        $              4,329,300
                   Food, Beverage & Tobacco - 0.1 %
                   Brewers - 0.1 %
      120,000      CIA Brasileira De Bebida, 8.75%, 9/15/13 (144A)                    $                130,200
                   Total Food, Beverage & Tobacco                                     $                130,200
                   Household & Personal Products - 1.2 %
                   Household Products - 1.2 %
    1,550,000      Solo Cup Co., 8.5%, 2/15/14 (144A)                                 $              1,426,000
                   Total Household & Personal Products                                $              1,426,000
                   Health Care Equipment & Services - 2.4 %
                   Health Care Facilities - 1.6 %
    2,000,000      Curative Health Services, 10.75%, 5/1/11 (144A)                    $              1,810,000
       15,000      Ardent Health Systems, 10.0%, 8/15/13                                                16,275
                                                                                      $              1,826,275
                   Health Care Services - 0.8 %
    1,000,000      Team Health, Inc., 9.0%, 4/1/12 (144A)                             $                970,000
       15,000      NDC Health Corp., 10.5%, 12/1/12                                                     16,425
                                                                                      $                986,425
                   Total Health Care Equipment & Services                             $              2,812,700
                   Diversified Financials - 12.2 %
                   Diversified Financials - 1.2 %
    1,315,000      Sheridan Group, 10.25%, 8/15/11                                    $              1,395,544
                   Investment Banking & Brokerage - 5.0 %
    1,400,000      BCP Caylux Holding Lux SCA,10.375, 6/15/14  (144A)                 $              1,795,866
      300,000      BCP Caylux Holding Lux SCA, 9.625%, 6/15/14  (144A)                                 312,750
    2,100,000      Sistema Finance SA, 10.25%, 4/14/08                                               2,115,540
    1,475,000      Refco Finance Holdings, 9.0%, 8/1/12  (144A)                                      1,475,000
                                                                                      $              5,699,156
                   Multi-Sector Holding - 1.2 %
   22,380,177      Sydsvenska Kemi AB, 0.0%, 6/9/11                                   $              1,354,433
                   Diversified Financial Services - 3.8 %
    1,500,000      Aries Vermogensverwaltng, 9.6%, 10/25/14  (144A)                   $              1,586,250
      908,000      Alamosa Delaware, Inc., 0.0%, 7/31/09                                               887,570
    1,170,000      Dollar Financial Group, 9.75%, 11/15/11                                           1,251,900
      750,000      Tabletop Holdings, Inc., 12.25%, 5/15/14 (144A)                                     463,125
      190,000      Dollar Financial Group, 9.75%, 11/15/11 (144A)                                      203,300
       10,000      MDP Acquisitions Plc., 10.125%, 10/1/12 (144A)                                       13,278
                                                                                      $              4,405,423
                   Specialized Finance - 1.0 %
      520,000      UGS Corp., 10.0%, 6/1/12 (144A)                                    $                551,200
      630,000      Consolidated Comm Holdings, 9.75%, 4/1/12 (144A)                                    630,000
                                                                                      $              1,181,200
                   Total Diversified Financials                                       $             14,035,756
                   Insurance - 3.8 %
                   Life & Health Insurance - 1.5 %
    1,730,000      Presidential Life Corp., 7.875%, 2/15/09                           $              1,725,675
                   Multi-Line Insurance - 0.5 %
      600,000      Allmerica Financial Corp., 7.625%, 10/15/25                        $                585,000
                   Property & Casualty Insurance - 1.8 %
    2,000,000      Kingsway America, Inc., 7.5%, 2/1/14                               $              2,017,874
                   Total Insurance                                                    $              4,328,549
                   Real Estate - 0.0 %
                   Real Estate Investment Trust - 0.0 %
       10,000      Meristar Hospitality Operations Finance Corp., 10.5%, 6/15/09      $                 10,800
                   Total Real Estate                                                  $                 10,800
                   Software & Services - 1.7 %
                   Application Software - 1.7 %
    1,750,000      Riverdeep Group Ltd, 9.25%, 4/15/11 (144A)                         $              1,976,714
                   IT Consulting & Other Services - 0.0 %
       20,000      Stratus Technologies, 10.375%, 12/1/08 (144A)                      $                 19,400
                   Total Software & Services                                          $              1,996,114
                   Technology Hardware & Equipment - 1.5 %
                   Communications Equipment - 1.4 %
    2,000,000      Eschelon Operating Co., 8.375%, 3/15/10                            $              1,660,000
                   Electronic Equipment & Instruments - 0.0 %
       15,000      General Cable Corp., 9.5%, 11/15/10                                $                 16,350
                   Office Electronics - 0.0 %
      100,000      Xerox Corp., 8.0%, 2/1/27                                          $                 90,500
                   Total Technology Hardware & Equipment                              $              1,766,850
                   Telecommunication Services - 15.6 %
                   Integrated Telecommunication Services - 5.9 %
    1,500,000      Primus Telecommunication Group, 8.0%, 1/15/14                      $              1,110,000
    1,050,000      TSI Telecommunication Services, 12.75%, 2/1/09                                    1,128,750
    1,660,000      Innova S De R.L., 9.375%, 9/19/13                                                 1,751,300
    3,030,000      Tele Norte Leste Participacoes SA, 8.0%, 12/18/13 (144A)                          2,787,600
                                                                                      $              6,777,650
                   Wireless Telecommunication Services - 9.7 %
      350,000      Horizon PCS, Inc.,11.375%, 7/15/12  (144A)                         $                355,250
    1,750,000      Alamosa Delaware, Inc., 8.5%, 1/31/12 (144A)                                      1,710,625
    2,115,000      MetroPCS,  Inc., 10.75%, 10/1/11 (144A)                                           2,199,600
    1,750,000      UBS (Vimpelcom),10.0%, 6/16/09  (144A)                                            1,754,375
    1,000,000      Ubiquitel Operation Co., 0.0%, 4/15/10                                            1,005,000
    1,335,000      Ubiquitel Operating Co., 9.875%, 3/1/11                                           1,324,988
       10,000      Rogers Cantel, Inc., 10.5%, 6/1/06                                                    8,119
    1,730,000      Mobifon Holdings, 12.5%, 7/31/10 (144A)                                           1,985,175
      889,000      Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)                                 844,550
                                                                                      $             11,187,682
                   Total Telecommunication Services                                   $             17,965,332
                   Utilities - 0.1 %
                   Multi-Utilities & Unregulated Power - 0.1 %
      100,000      Reliant Energy, Inc., 9.5%, 7/15/13                                $                107,498
                   Total Utilities                                                    $                107,498
                   TOTAL CORPORATE BONDS
                   (Cost   $105,048,469)                                              $            102,380,896

                   FOREIGN GOVERNMENT BONDS - 6.5 %
       20,000      Russia Regs., 5.0%, 3/31/30                                        $                 18,362
       25,000      Dominican Republic, 9.04%, 1/23/13 (144A)                                            16,125
       35,000      Republic of Ecuador, 0.0%, 8/15/30                                                   25,463
      419,874      Republic of Columbia, 9.75%, 4/9/11                                                 471,308
      750,000      Republic of Columbia, 10.75% 1/15/13                                                838,125
       20,000      Federal Republic of Brazil, 11.0%, 1/11/12                                           20,900
    1,250,000      Brazil Federal Republic Brazil, 10.25%, 6/17/13                                   1,250,000
2,100,000,000      Banco Nac De Desen Econo, 8.0%,  4/28/10                                          1,218,449
      293,193      Brazil Federal Republic Brazil, 8.0%, 4/15/14                                       277,067
      250,000      Brazil Federal Republic Brazil, 8.25%, 1/20/34                                      195,000
    1,210,000      Republic of Peru, 9.875%, 2/6/15                                                  1,297,724
    2,000,000      Republic of Peru, 8.375%, 5/3/16                                                  1,900,000
                                                                                      $              7,528,523
                   TOTAL FOREIGN GOVERNMENT BONDS
                   (Cost   $7,626,400)                                                $              7,528,523

                   MUNICIPAL BONDS - 2.7 %
                   Government - 1.1 %
        9,138      Indianapolis Industry Airport Authority Revenue, 6.5%, 11/15/31    $                  1,702
       15,000      New Jersey Economic Development Authority Special Facility Revenue,                  11,747
    1,000,000      Rhode Island Tobacco Settlement Financing Corp., 7.0%, 6/1/41                       924,820
      500,000      Rhode Island Tobacco Settlement Financing Corp., 6.125%, 6/1/32                     422,620
                                                                                      $              1,360,889
                   Muni  Development - 0.9 %
    1,250,000      Indiana State Development Finance, 5.75%, 10/1/11                  $              1,042,225
                   Muni  Pollution - 0.7 %
      500,000      Indiana State Develpment Finance Authority Pollution Control, 7.25%$                450,190
      250,000      East Chicago Indianapolis Pollution, 7.0%, 1/1/14                                   219,008
                                                                                      $                669,198
                   TOTAL MUNICIPAL BONDS
                   (Cost   $2,892,525)                                                $              3,072,312

                   TOTAL INVESTMENT IN SECURITIES - 99.1%
                   (Cost   $116,698,216)(a)                                           $            114,054,590

                   OTHER ASSETS AND LIABILITIES - 0.9%                                $              1,031,030

                   TOTAL NET ASSETS - 100.0%                                          $            115,085,620

                 * Non-income producing security.

    (A.D.R.)       American Depositary Receipt

        144A       Security is exempt from registration under Rule 144A of the Securities Act of 1933.
                   Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2004, the value of these securities amounted to
                   $51,607,931 or 44.8% of net assets.

         (a)       At July 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $116,698,216 was as follows:

                   Aggregate gross unrealized gain for all investments in which
                   there is an excess of value over tax cost                          $       673,638

                   Aggregate gross unrealized loss for all investments in which
                   there is an excess of tax cost over value                                 (3,317,264)

                   Net unrealized gain                                                $      (2,643,626)

         (b)       At July 31, 2004, the following securities were out on loan:

  Principal                                                                                    Market
   Amount                                      Description                                      Value
      232,000      AMR Corp., 9.0%, 8/1/12                                            $                168,200
      194,000      Northwest Airlines, Inc., 8.875%, 6/1/06                                            157,140
      150,000      Northwest Airlines, Inc., 7.875%, 3/15/08                                           100,500
                   Total                                                              $                425,840


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Global High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 28, 2004

* Print the name and title of each signing officer under his or her signature.